Prepaid Expenses (Details) - Summary of Prepaid Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses [Line Items]
Total current	$ 28,437	$ 421,809
One Energy Enterprises Inc [Member]
Prepaid Expenses [Line Items]
Insurance policies	123,957	117,177
Service, maintenance, and warranty agreements	159,233	227,529
Prepaid SPAC transaction costs	1,977,424	0
Other	48,945	50,748
Total current	2,309,559	395,454
Insurance policies	32,418	49,331
Brokerage fees	38,514	21,648
Total non-current	$ 70,932	$ 70,979